U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

March 5, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	WEXFORD TRUST (the “Trust”) 033-20158 and 811-05469

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Muhlenkamp Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment to the Trust’s Registration Statement (i.e. Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 36 was filed electronically via EDGAR on February 26, 2010.

If you have any questions, regarding this filing, please call the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz

Edward L. Paz, Esq.
For U.S. Bancorp Fund Services, LLC